Financial Instruments and Financial Risk Management - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) GBP (£)	Dec. 31, 2020 USD ($) Risk	Dec. 31, 2020 USD ($) EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) GBP (£)	Dec. 31, 2019 USD ($) EUR (€)
Disclosure Of Financial Instruments [Line Items]
Number of risk identified | Risk					2
Trade payables	$ 277,827,000	$ 277,827,000	$ 277,827,000	$ 277,827,000	$ 277,827,000	$ 277,827,000	$ 180,270,000	$ 180,270,000	$ 180,270,000
Other payables	16,600,000	16,600,000	16,600,000	16,600,000	16,600,000	16,600,000	11,100,000	11,100,000	11,100,000
Social security and other taxes	$ 76,820,000	76,820,000	76,820,000	76,820,000	76,820,000	76,820,000	12,741,000	12,741,000	12,741,000
Description of derivative financial instruments maturity period	All derivative financial instruments included in trade and other payables have a maturity of less than twelve months.
Net proceeds from notes issued		1,241,861,000
Restricted cash							12,500,000	12,500,000	12,500,000
Decrease in equity due to losses on items held at fair value and remeasurements		(1,676,100,000)					1,337,800,000
Description of sources of hedge ineffectiveness that emerged in hedging relationship	The key sources of risk that could result ineffectiveness include credit risk, a change in the economic relationship between the hedged item and the hedging instrument, a potential change in timing in relation to the hedged item, the currency basis risk, exchange rate volatility and a substantial reduction in the market liquidity for the hedging instrument.
Description of how entity establishes hedge ratio	Under the Group’s hedging policy, the critical terms of the foreign currency derivatives must align with the hedged items. The contracts are denominated in the same currency as the highly probable future sales and purchases, which are expected to occur within a maximum 24-month period, therefore determines the hedge relationship to be 1:1.
Put and call option liabilities	$ 348,937,000	348,937,000	$ 348,937,000	$ 348,937,000	$ 348,937,000	$ 348,937,000	61,268,000	61,268,000	61,268,000
10% Appreciation
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in reserves		(200,000)					(60,900,000)
10% Appreciation | GBP
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in reserves		38,400,000					66,400,000
10% Appreciation | EUR
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in reserves		(3,600,000)					12,700,000
10% Depreciation
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in reserves		4,900,000					74,400,000
10% Depreciation | GBP
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in reserves		(27,600,000)					(54,400,000)
10% Depreciation | EUR
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in reserves		2,900,000					(10,400,000)
Hedge Items
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		(16,400,000)					(7,900,000)
Hedge Items | Inventory | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		1,200,000					(100,000)
Hedge Items | Revenue | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		100,000					500,000
Hedge Items | Cost of revenue | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		800,000					(200,000)
Hedge Items | Selling, General and Administrative Expenses | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		$ (18,500,000)					(8,100,000)
Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Expected credit loss rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Put and Call Option Liabilities
Disclosure Of Financial Instruments [Line Items]
Put and call option liabilities							105,600,000	$ 105,600,000	$ 105,600,000
Increase/Decrease in fair value of put and call option liability		$ 288,900,000					$ (43,200,000)
Later than One Year Not Later than Two Years
Disclosure Of Financial Instruments [Line Items]
Non-current contingent consideration	$ 4,600,000	4,600,000	$ 4,600,000	$ 4,600,000	$ 4,600,000	$ 4,600,000
Non-current contingent consideration expected to mature	2022
Later than Two Years Not Later than Three Years
Disclosure Of Financial Instruments [Line Items]
Non-current contingent consideration	$ 344,400,000	344,400,000	$ 344,400,000	$ 344,400,000	$ 344,400,000	$ 344,400,000
Non-current contingent consideration expected to mature	2022
Closing Share Price | Put and Call Option Liabilities
Disclosure Of Financial Instruments [Line Items]
Amount increase in share price | $ / shares			$ 1
Related fair value remeasurement loss		11,200,000
Expected Volatility | Put and Call Option Liabilities
Disclosure Of Financial Instruments [Line Items]
Related fair value remeasurement loss		$ 1,800,000
Percentage of increase in fair value measurement input	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Credit Spread | Put and Call Option Liabilities
Disclosure Of Financial Instruments [Line Items]
Related fair value remeasurement loss		$ 3,400,000
Percentage of increase in fair value measurement input	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
February 2020 Notes | Closing Share Price | Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Amount increase in share price | $ / shares			$ 1
Related fair value remeasurement loss		$ 20,300,000
February 2020 Notes | Risk Free Rate | Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Related fair value remeasurement loss		$ 11,400,000
Percentage of increase in fair value measurement input	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
February 2020 Notes | Expected Volatility | Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Related fair value remeasurement loss		$ 600,000
Percentage of increase in fair value measurement input	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
May 2020 Notes | Closing Share Price | Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Amount increase in share price | $ / shares			$ 1
Related fair value remeasurement loss		$ 24,200,000
May 2020 Notes | Risk Free Rate | Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Related fair value remeasurement loss		$ 20,200,000
Percentage of increase in fair value measurement input	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
May 2020 Notes | Expected Volatility | Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Related fair value remeasurement loss		$ 2,300,000
Percentage of increase in fair value measurement input	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
November 2020 Notes | Forward Exchange Contracts
Disclosure Of Financial Instruments [Line Items]
Average exchange rate				1.31		1.19		1.34	1.12
November 2020 Notes | Forward Currency Call Option Contracts
Disclosure Of Financial Instruments [Line Items]
Average exchange rate | £				1.35
November 2020 Notes | Forward Currency Put Option Contracts
Disclosure Of Financial Instruments [Line Items]
Average exchange rate | £				1.28
November 2020 Notes | Closing Share Price | Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Amount increase in share price | $ / shares			$ 1
Related fair value remeasurement loss		$ 13,700,000
November 2020 Notes | Risk Free Rate | Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Related fair value remeasurement loss		$ 5,200,000
Percentage of increase in fair value measurement input	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
November 2020 Notes | Expected Volatility | Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Related fair value remeasurement loss		$ 2,500,000
Percentage of increase in fair value measurement input	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%